NYSE

17010649

Received SEC

OCT 30 2017

Washington, DC 20549

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

October 30, 2017

001-12518

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 3.125% Senior Non Preferred Fixed Rate Notes due 2023, 3.800% Senior Non Preferred Fixed Rate Notes due 2028, Senior Non Preferred Floating Rate Notes due 2023 of Banco Santander, S.A. under the Exchange Act of 1934.

Sincerely,